Consolidated Statements of Changes in Total Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Partners' Capital [Abstract]
Equity based compensation, withholding tax	$ 0.6	$ 0.2	$ 0.4